Deconsolidation, Divestitures And Discontinued Operations (Details)	12 Months Ended					1 Months Ended		1 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2010 Danone S.A.	Apr. 30, 2010 Coast Citrus Distributors USD ($)	Dec. 31, 2010 Salads and Healthy Snacks Danone JV	May 31, 2010 European Smoothie Business USD ($)	May 31, 2010 European Smoothie Business EUR (€)	Dec. 31, 2012 European Smoothie Business	Dec. 31, 2011 European Smoothie Business	Dec. 31, 2010 European Smoothie Business USD ($)	Dec. 31, 2010 European Smoothie Business Level 3 Retained Investment in Business USD ($)
Schedule of Equity Method Investments
Ownership percentage sold								51.00%	51.00%
Amount the European smoothie business was sold for	$ 0	$ 0	$ 16,882,000					$ 18,000,000	€ 15,000,000
Gain on deconsolidation of European smoothie business	0	0	32,497,000									32,000,000
Gain from remeasurement of retained investment in European smoothie business												15,000,000
Fair value of retained interest													16,000,000
Variable interest entity, ownership percentage					51.00%					51.00%	51.00%
Equity method investment, ownership percentage						49.00%	49.00%
Cash proceeds from sale of equity method investment	3,142,000	3,307,000	21,345,000			18,000,000
Loss from discountined operations	1,983,000	0	3,268,000
Proceeds from sale of subsidiary, held in escrow			$ 7,000,000	€ 6,000,000